Finance Lease Liabilities (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 29, 2023	Apr. 27, 2023	Jun. 21, 2023	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 13, 2022 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability					$ 468,414	$ 389,007
Finance Lease Liabilities [Member] | Navios Azalea [member]
Sale Leaseback Transaction [Line Items]
Date of delivery					November 17, 2022
Vessel year built					2022
Vessel type					Capesize
Vessel capacity in DWT					182,064
Term of Contract					15-year
Lessee, Finance Lease, Discount Rate					7.00%
Finance Lease, Liability					$ 38,442
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in 14 years.
Finance Lease Liabilities [Member] | Navios Armonia [member]
Sale Leaseback Transaction [Line Items]
Date of delivery					September 21, 2022
Vessel year built					2022
Vessel type					Capesize
Vessel capacity in DWT					182,079
Term of Contract					15-year
Lessee, Finance Lease, Discount Rate					7.00%
Finance Lease, Liability					$ 38,205
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in 14 years.
Finance Lease Liabilities [Member] | Navios Astra [member]
Sale Leaseback Transaction [Line Items]
Date of delivery					September 13, 2022
Vessel year built					2022
Vessel type					Capesize
Vessel capacity in DWT					182,393
Term of Contract					10-year
Lessee, Finance Lease, Discount Rate					7.00%
Finance Lease, Liability					$ 39,620		$ 42,781
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in nine years.
Finance Lease Liabilities [Member] | Navios Altair [member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2023
Vessel type	Capesize
Vessel capacity in DWT	182,115
Term of Contract	15-year
Lessee, Finance Lease, Discount Rate	6.50%
Finance Lease, Liability					$ 40,099
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in 15 years.
Finance Lease Liabilities [Member] | Navios Sakura [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2023
Vessel type		Capesize
Vessel capacity in DWT		182,169
Term of Contract		15-year
Lessee, Finance Lease, Discount Rate		5.50%
Finance Lease, Liability					44,786
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions		repayable in 15 years.
Finance Lease Liabilities [Member] | Navios Amenthyst [member]
Sale Leaseback Transaction [Line Items]
Vessel year built			2023
Vessel type			Capesize
Vessel capacity in DWT			182,212
Term of Contract			15-year
Lessee, Finance Lease, Discount Rate			5.40%
Finance Lease, Liability					$ 59,066
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions			repayable in 15 years.
Finance Lease Liabilities [Member] | Navios Horizon I [member]
Sale Leaseback Transaction [Line Items]
Vessel year built				2019
Vessel type				Kamsarmax
Vessel capacity in DWT				81,692
Finance Lease, Right-of-Use Asset, after Accumulated Amortization				$ 27,561
Finance Lease Liabilities [Member] | Navios Magellan II [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built					2020
Vessel type					Kamsarmax
Vessel capacity in DWT					82,037
Term of Contract					eight-year
Lessee, Finance Lease, Discount Rate					6.00%
Finance Lease, Liability					$ 17,861			$ 19,385
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in seven years.
Finance Lease Liabilities [Member] | Navios Galaxy II [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built					2020
Vessel type					Kamsarmax
Vessel capacity in DWT					81,789
Term of Contract					eight-year
Lessee, Finance Lease, Discount Rate					6.00%
Finance Lease, Liability					$ 15,899			17,702
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in seven years.
Finance Lease Liabilities [Member] | Navios Uranus [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built					2019
Vessel type					Kamsarmax
Vessel capacity in DWT					81,821
Term of Contract					seven-year
Lessee, Finance Lease, Discount Rate					6.00%
Finance Lease, Liability					$ 15,828			$ 17,607
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions					repayable in six years.